Offerings	Feb. 06, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities of Bell Canada
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(1)
Pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), the prospectus inc lu
ded in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the
Co-Registrants’
registration statement on Form
F-10
(File Nos.
333-279247-01
and
333-279247),
which became effective on May 10, 2024 (the “Prior Registration Statement”), relating to such indeterminate number of debt securities of Bell Canada and guarantees of BCE Inc. of Bell Canada debt securities as shall have an aggregate initial offering price not to exceed US$6,000,000,000, all of which remains unsold under the Prior Registration Statement. No separate registration fee is payable with respect to the amount of such securities, as such amount of securities was previously registered on the Prior Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of BCE Inc. of Bell Canada Debt Securities
Amount of Registration Fee	$ 0
Offering Note
(1)
Pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), the prospectus inc lu
ded in this Registration Statement, to which this exhibit is attached, is a combined prospectus relating to this Registration Statement and to the
Co-Registrants’
registration statement on Form
F-10
(File Nos.
333-279247-01
and
333-279247),
which became effective on May 10, 2024 (the “Prior Registration Statement”), relating to such indeterminate number of debt securities of Bell Canada and guarantees of BCE Inc. of Bell Canada debt securities as shall have an aggregate initial offering price not to exceed US$6,000,000,000, all of which remains unsold under the Prior Registration Statement. No separate registration fee is payable with respect to the amount of such securities, as such amount of securities was previously registered on the Prior Registration Statement.

(2)	Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the g uarantees.